Note 22 - Deferred tax assets and liabilities - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	$ 834,168	$ 831,298
Deferred tax liabilities to be settled after 12 months	442,248	503,941
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	707,001	755,743
Deferred tax liabilities to be settled after 12 months	$ 599,064	$ 696,693